Short-term investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Short-term investments
Short-term investments

	31 December 2016			31 December 2015
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Unrestricted
Maturing within three months	36,953	80,360	117,313	—	104,249	104,249
Maturing between three to six months	343,723	40,825	384,548	99,810	192,118	291,928
Maturing between six to twelve months	—	—	—	—	796	796
Total unrestricted short-term investments	380,676	121,185	501,861	99,810	297,163	396,973

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand deposits	17,894	—	17,894	12,509	—	12,509
Total short-term investments	398,570	121,185	519,755	112,319	297,163	409,482